-----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0578
                                                   Expires:    February 28, 2006
                                                   Estimated average burden
                                                   hours per response      20.00
                                                   -----------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


        Investment Company Act file number   811-09221


            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street

                                    Suite 204

                                Weston, FL. 33326
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip code)


                        CITCO Mutual Fund Services, Inc.

                       83 General Warren Blvd., Suite 200

                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:     5/31/2005

Date of reporting period:   8/31/2004

Item 1. Schedule of Investments.

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
AGENCY OBLIGATIONS -- 57.73%

FGLMC - Single Family -- 12.98%
   Pool #A10358, 5.00%, 06/01/2033                                                         1,697,191           $   1,688,797
   Pool #A12765, 5.00%, 08/01/2033                                                         2,443,914               2,431,826
   Pool #A15504, 5.00%, 10/01/2033                                                         1,472,360            1,465,077.00
   Pool #A15506, 5.50%, 10/01/2033                                                         2,546,481               2,593,970
   Pool #A15513, 6.00%, 10/01/2033                                                           881,861                 913,049
   Pool #A16092, 5.50%, 11/01/2033                                                         1,694,790               1,726,396
   Pool #A16466, 5.50%, 11/01/2033                                                         1,681,396               1,712,753
   Pool #A17987, 5.50%, 01/01/2034                                                         1,933,795               1,967,476
   Pool #A17988, 5.50%, 01/01/2034                                                         5,678,352               5,777,252
   Pool #A18418, 5.50%, 01/01/2034                                                         2,106,731               2,143,424
   Pool #A19041, 5.00%, 02/01/2034                                                         1,030,153               1,022,882
   Pool #A19042, 5.50%, 02/01/2034                                                         1,945,184               1,979,064
   Pool #A19043, 5.50%, 02/01/2034                                                         2,716,056               2,763,361
   Pool #A19762, 5.50%, 03/01/2034                                                         1,353,442               1,377,015
   Pool #A20319, 5.00%, 03/01/2034                                                         1,521,991               1,511,247
   Pool #A23250, 5.50%, 05/01/2034                                                         1,223,977               1,245,295
   Pool #A23251, 5.00%, 05/01/2034                                                         1,208,666               1,200,135
   Pool #B31165, 6.00%, 12/01/2031                                                           424,378                 439,714
   Pool #B31166, 6.50%, 12/01/2031                                                           475,853                 501,920
   Pool #C38992, 6.50%, 12/01/2029                                                           824,225                 870,295
   Pool #C41299, 7.50%, 08/01/2030                                                           238,887                 257,157
   Pool #C50755, 6.50%, 03/01/2031                                                           237,629                 250,646
   Pool #C54246, 6.50%, 07/01/2031                                                            93,657                  98,787
   Pool #C58863, 6.50%, 09/01/2031                                                           188,283                 198,580
   Pool #C59148, 6.50%, 10/01/2031                                                           220,524                 232,604
   Pool #C61762, 6.00%, 12/01/2031                                                           207,391                 214,886
   Pool #C61764, 6.50%, 12/01/2031                                                           383,639                 404,654
   Pool #C63392, 6.50%, 01/01/2032                                                           391,806                 413,301
   Pool #C64625, 6.50%, 02/01/2032                                                           584,455                 616,519
   Pool #C65420, 6.50%, 03/01/2032                                                           460,226                 485,474
   Pool #C66762, 6.50%, 05/01/2032                                                           259,969                 274,231
   Pool #C66763, 6.50%, 05/01/2032                                                           938,200                 989,670
   Pool #C66830, 6.50%, 05/01/2032                                                           419,521                 442,536
   Pool #C68518, 6.50%, 06/01/2032                                                           423,684                 446,928
   Pool #C70994, 6.00%, 09/01/2032                                                           868,579                 899,475
   Pool #C72004, 6.00%, 09/01/2032                                                           716,512                 741,999
   Pool #C72446, 6.50%, 08/01/2032                                                           600,942                 633,910
   Pool #C72447, 5.50%, 10/01/2032                                                           913,871                 931,591
   Pool #C72676, 5.50%, 10/01/2032                                                         1,251,394               1,275,660
   Pool #C72677, 5.50%, 11/01/2032                                                         1,129,565               1,151,468
   Pool #C74224, 6.00%, 11/01/2032                                                           795,674                 823,977
   Pool #C74225, 5.50%, 11/01/2032                                                           984,342               1,003,429
   Pool #C74648, 6.00%, 11/01/2032                                                           779,565                 807,294
   Pool #C74651, 6.00%, 11/01/2032                                                            98,280                 101,776
   Pool #C75088, 5.50%, 12/01/2032                                                           773,876                 788,882
   Pool #C75089, 6.00%, 12/01/2032                                                           525,560                 544,254
   Pool #C76059, 6.00%, 01/01/2033                                                           833,427                 863,072
   Pool #C76060, 5.50%, 01/01/2033                                                         1,272,804               1,296,540
   Pool #C77015, 5.50%, 02/01/2033                                                         1,837,424               1,871,690
   Pool #C77393, 6.00%, 02/01/2033                                                           771,461                 798,745
   Pool #C79010, 5.50%, 04/01/2033                                                         1,594,016               1,623,743
   Pool #C79063, 5.50%, 04/01/2033                                                         1,066,986               1,086,884
   Pool #C79557, 5.50%, 04/01/2033                                                         1,282,853               1,307,729
   Pool #C79659, 5.50%, 05/01/2033                                                         1,927,071               1,963,009
   Pool #TBA, 6.00%, 06/01/2034 +                                                          1,105,250               1,143,271
   Pool #TBA, 5.50%, 06/01/2034 +                                                          4,040,610               4,108,896
                                                                                                               -------------
Total FGLMC - Single Family                                                                                       66,424,215
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
FHA Project Loan -- 2.44%
   Loan #031-43178, 8.40%, 05/01/2030 +                                                    4,777,942               4,992,950
   Loan #034-35271, 6.95%, 11/01/2025 +                                                      436,897                 457,780
   Loan #034-35272, 6.95%, 11/01/2025 +                                                      433,003                 453,701
   Loan #071-35591, 7.34%, 09/01/2030 +                                                    1,202,430               1,267,361
   Loan #114-35008, 8.36%, 03/01/2010 +                                                      969,457                 975,953
   REILLY 130 FHA PRJ, 7.43%, 08/15/2021 +                                                 2,469,992               2,469,992
   WM 2002-1, 7.43%, 08/01/2019 +                                                          1,848,974               1,852,487
                                                                                                               -------------
Total FHA Project Loan                                                                                            12,470,224
                                                                                                               -------------

FNMA - Multi-family -- 21.10%
   Pool #375549, 6.60%, 12/01/2007                                                         4,663,603               5,028,838
   Pool #380240, 6.59%, 05/01/2016                                                         1,059,231               1,171,497
   Pool #380307, 6.53%, 06/01/2016                                                           238,351                 262,731
   Pool #380556, 6.315%, 08/01/2011                                                        1,852,981               2,032,279
   Pool #380596, 6.41%, 08/01/2016                                                         3,275,698               3,686,431
   Pool #383145, 6.85%, 02/01/2019                                                         2,071,147               2,334,922
   Pool #383308, 6.26%, 03/01/2011                                                         2,694,611               2,976,093
   Pool #383486, 6.33%, 04/01/2019                                                           627,677                 684,148
   Pool #383604, 6.645%, 05/01/2016                                                          673,582                 748,722
   Pool #384201, 6.58%, 11/01/2026 +                                                         817,529                 913,344
   Pool #384215, 6.20%, 09/01/2016                                                         1,158,966               1,250,415
   Pool #384719, 6.59%, 02/01/2017                                                         1,467,482               1,650,416
   Pool #384990, 6.57%, 04/01/2020                                                           195,716                 217,745
   Pool #385051, 6.89%, 05/01/2020                                                         2,356,793               2,683,732
   Pool #385052, 6.89%, 05/01/2020                                                           752,900                 857,456
   Pool #385231, 6.33%, 06/01/2020                                                           620,003                 678,110
   Pool #385327, 6.16%, 08/01/2017                                                           489,863                 528,246
   Pool #385770, 5.00%, 01/01/2013                                                         2,162,516               2,250,299
   Pool #385783, 5.50%, 01/01/2021                                                         4,550,793               4,651,188
   Pool #385815, 4.77%, 01/01/2013                                                         7,789,123               8,010,435
   Pool #385844, 4.85%, 02/01/2013                                                         1,882,715               1,924,493
   Pool #385986, 5.06%, 03/01/2021                                                         1,494,352               1,524,707
   Pool #385993, 5.23%, 04/01/2021                                                         4,925,489               4,922,499
   Pool #386010, 5.11%, 01/01/2019 +                                                         615,530                 621,501
   Pool #386046, 7.22%, 04/01/2021                                                         2,867,517               3,349,251
   Pool #386084, 4.56%, 01/01/2012 +                                                         635,110                 643,620
   Pool #386219, 4.60%, 06/01/2013                                                         4,922,120               4,979,674
   Pool #386333, 3.60%, 07/01/2010 +                                                         977,347                 954,379
   Pool #386380, 4.21%, 07/01/2013                                                         1,725,037               1,700,033
   Pool #386418, 4.35%, 08/01/2013                                                         2,958,707               2,941,144
   Pool #386432, 4.75%, 08/01/2013                                                         2,146,498               2,189,257
   Pool #386464, 5.88%, 08/01/2021                                                         2,879,513               3,097,305
   Pool #386582, 4.93%, 10/01/2012                                                         1,507,009               1,557,923
   Pool #386602, 4.66%, 10/01/2013                                                         2,969,203               3,007,399
   Pool #386613, 5.39%, 10/01/2021                                                         2,190,675               2,290,992
   Pool #386641, 5.80%, 12/01/2033                                                         2,929,076               3,002,320
   Pool #386686, 5.52%, 12/01/2021                                                           992,516               1,049,753
   Pool #386730, 5.56%, 01/01/2022                                                         3,377,963               3,463,615
   Pool #386862, 4.78%, 5/01/2014 +                                                        1,993,403               2,002,572
   Pool #386892, 5.23%, 04/01/2022 +                                                         576,794                 573,102
   Pool #386923, 3.87%, 04/01/2011 +                                                         497,611                 485,270
   Pool #386925, 4.36%,  04/01/2014                                                        3,178,927               3,141,117
   Pool #386968, 4.92%, 05/01/2014 +                                                       5,692,535               5,811,508
   Pool #386969, 5.70%, 05/01/2009 +                                                         738,218                 773,727
   Pool #386980, 5.04%, 06/01/2014 +                                                       1,297,397               1,336,189
   Pool #386991, 8.86%, 06/01/2022 +                                                         998,473               1,049,895
   Pool #387005, 5.95%, 06/01/2022 +                                                         754,873                 803,638
   Pool #387046, 6.11%, 10/01/2022 +                                                         658,468                 697,449
   Pool #73875, 7.13%, 01/01/2022                                                            477,770                 536,691
   Pool #TBA, 4.62%, 04/01/2034 +                                                          4,000,000               3,911,600
   Pool #TBA, 4.86%, 09/01/2034 +                                                          1,000,000               1,025,300
                                                                                                               -------------
Total FNMA - Multi-family                                                                                        107,984,970
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
FNMA - Single Family -- 4.47%
   Pool #259165, 7.00%, 02/01/2031                                                           112,148                 119,819
   Pool #548812, 8.00%, 08/01/2030                                                           189,125                 205,472
   Pool #601826, 6.50%, 09/01/2031                                                           242,465                 255,436
   Pool #607240, 6.50%, 10/01/2031                                                           112,626                 118,651
   Pool #614014, 6.00%, 11/01/2031                                                           670,035                 695,457
   Pool #614022, 6.00%, 11/01/2031                                                            94,175                  97,748
   Pool #624093, 6.00%, 02/01/2032                                                           359,618                 373,263
   Pool #624108, 6.00%, 03/01/2032                                                           535,236                 555,226
   Pool #624109, 6.50%, 03/01/2032                                                           669,340                 705,201
   Pool #632775, 5.502%, 01/01/2032                                                          160,926                 165,932
   Pool #641885, 6.50%, 03/01/2032                                                           274,913                 289,642
   Pool #670266, 5.00%, 01/01/2018                                                           737,839                 753,858
   Pool #677877, 5.50%, 11/01/2032                                                           457,223                 465,885
   Pool #696281, 5.50%, 02/01/2033                                                           209,427                 213,395
   Pool #702422, 5.00%, 06/01/2033                                                           771,591                 768,111
   Pool #720036, 5.50%, 07/01/2033                                                           805,484                 820,156
   Pool #736982, 5.00%, 09/01/2033                                                         1,559,773               1,552,739
   Pool #736983, 5.50%, 10/01/2033                                                         1,055,536               1,074,763
   Pool #755547, 5.00%, 10/01/2033                                                         1,639,689               1,632,294
   Pool #776709, 5.5%, 05/01/2034                                                          1,269,245               1,290,780
   Pool #779566, 5.00%, 05/01/2034                                                         2,026,864               2,013,470
   Pool #779567, 5.50%, 05/01/2034                                                         1,204,420               1,224,856
   Pool #783736, 6.00%, 07/01/2034                                                         1,352,888               1,403,322
   Pool #786518, 5.00%, 05/01/2034                                                         1,419,430               1,410,050
   Pool #786519, 6.00%, 07/01/2034                                                         2,708,614               2,809,589
   Pool #TBA, 6.00%, 06/01/2034 +                                                          1,794,235               1,858,648
                                                                                                               -------------
Total FNMA - Single Family                                                                                        22,873,763
                                                                                                               -------------

GNMA - Multi-family -- 16.56%
   Pool #450821, 5.45%, 05/15/2045 +                                                       3,051,700               3,075,198
   Pool #450826, 5.18%, 10/15/2031                                                           988,278               1,007,975
   Pool #465598, 7.745%, 10/15/2035                                                          273,454                 307,290
   Pool #492249, 8.50%, 12/15/2027                                                         1,013,023               1,151,520
   Pool #514702, 8.25%, 12/15/2032                                                         1,384,815               1,573,297
   Pool #514703, 8.25%, 12/15/2027                                                         1,905,813               2,159,967
   Pool #536576, 6.75%, 09/15/2036                                                         1,614,248               1,829,134
   Pool #543839, 7.00%, 10/15/2031                                                           733,108                 840,639
   Pool #544414, 6.82%, 04/15/2042                                                           680,572                 778,369
   Pool #559221, 7.00%, 01/15/2032                                                           489,885                 562,542
   Pool #569132, 7.07%, 01/15/2035                                                           655,528                 750,048
   Pool #571999, 7.25%, 11/15/2028                                                           604,019                 694,769
   Pool #572002, 7.25%, 01/15/2025                                                         1,662,695               1,907,222
   Pool #572704, 6.35%, 01/15/2032                                                         2,289,550               2,526,496
   Pool #576413, 6.90%, 04/15/2032                                                           417,361                 477,251
   Pool #583872, 7.00%, 05/15/2032                                                           841,292                 967,649
   Pool #583901, 7.25%, 07/15/2030                                                           405,977                 468,928
   Pool #583902, 7.25%, 07/15/2030                                                           462,563                 534,289
   Pool #586110, 7.125%, 07/15/2032                                                          245,114                 281,522
   Pool #586120, 7.00%, 09/15/2032                                                           789,388                 909,163
   Pool #586122, 6.375%, 09/15/2030                                                          552,338                 610,722
   Pool #589621, 6.71%, 07/15/2032                                                           707,861                 801,592
   Pool #591449, 7.25%, 07/15/2032                                                         1,870,891               2,163,734
   Pool #591450, 7.50%, 07/15/2032                                                           939,621               1,075,156
   Pool #591458, 7.00%, 07/15/2031                                                           757,814                 871,729
   Pool #592451, 6.64%, 03/01/2044 +                                                      11,647,300              11,662,441
   Pool #593482, 6.00%, 06/15/2045                                                           851,400                 910,748
   Pool #593484, 6.00%, 06/15/2025                                                           514,196                 550,039
   Pool #593486, 5.545%, 12/15/2045 +                                                      3,557,000               3,584,389
   Pool #593488, 5.545%, 12/15/2028 +                                                      1,529,200               1,539,751
   Pool #593502, 6.00%, 02/15/2028                                                           477,663                 514,573
   Pool #593511, 5.50%, 03/15/2033                                                           647,488                 678,040
   Pool #593518, 5.45%, 04/15/2033                                                           245,827                 256,473
   Pool #597682, 6.125%, 05/15/2033                                                          755,577                 823,352
   Pool #607550, 5.75%, 02/15/2033                                                         1,177,558               1,254,008
   Pool #610013, 5.14%, 06/15/2033                                                           712,690                 727,291
   Pool #610153, 5.45%, 07/15/2033                                                           264,392                 275,376

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
   Pool #610167, 5.75%, 09/15/2033                                                         1,429,764               1,519,088
   Pool #610173, 5.85%, 11/15/2031                                                         2,003,071               2,139,161
   Pool #610707, 6.00%, 06/15/2033                                                           246,722                 266,785
   Pool #614006, 6.00%, 10/15/2033                                                           255,777                 276,193
   Pool #614121, 5.60%, 11/15/2029                                                           368,493                 386,792
   Pool #617908, 5.75%, 01/15/2016 +                                                         421,640                 444,072
   Pool #617920, 5.75%, 11/15/2033                                                           530,335                 563,190
   Pool #618940, 5.60%, 09/15/2033                                                         2,235,880               2,351,392
   Pool #621045, 5.50%, 11/15/2008 +                                                       3,485,800               3,524,144
   Pool #624086, 5.70%, 01/15/2031                                                           369,028                 389,786
   Pool #624092, 6.50%, 03/15/2020                                                           487,211                 541,375
   Pool #626425, 5.17%, 06/15/2020 +                                                       3,570,000               3,538,584
   Pool #626437, 5.75%, 08/15/2034 +                                                       1,143,100               1,158,989
   Pool #629835, 5.65%, 05/15/2020                                                           534,437                 561,992
   Pool #629867, 5.75%, 06/15/2023 +                                                         688,379                 739,250
   Pool #634273, 5.25%, 12/15/2020 +                                                       2,667,500               2,688,840
   Pool #634275, 5.25%, 12/15/2020 +                                                       1,130,800               1,138,489
   Pool #TBA, 6.15%, 08/15/2009 +                                                          6,676,000               7,200,066
   Pool #TBA, 4.68%, 09/01/2034 +                                                          4,192,700               4,247,624
                                                                                                               -------------
Total GNMA - Multi-family                                                                                         84,778,494
                                                                                                               -------------

GNMA - Single Family -- 0.18%
   Pool #520369, 7.50%, 12/15/2029                                                           124,767                 134,701
   Pool #530199, 7.00%, 03/20/2031                                                           316,167                 337,435
   Pool #547302, 7.50%, 02/20/2031                                                            86,493                  93,041
   Pool #582048, 6.50%, 01/15/2032                                                           331,243                 350,072
                                                                                                               -------------
Total GNMA - Single Family                                                                                           915,249
                                                                                                               -------------

TOTAL AGENCY OBLIGATIONS (Cost $290,430,049)                                                                     295,446,915
                                                                                                               -------------

MUNICIPAL BONDS -- 46.95%

Arizona -- 0.13%
   Maricopa County Industrial Development Authority, VRN, 11/15/2032                         400,000                 400,000
   Maricopa County Industrial Development Authority, VRN, 06/15/2035                         250,000                 250,000
                                                                                                               -------------
Total Arizona                                                                                                        650,000
                                                                                                               -------------

Arkansas -- 0.20%
   Arkansas Development Finance Authority, 5.75%, 10/01/2021                                 980,000                 999,551
                                                                                                               -------------

California -- 5.07%
   Abag Finance Authority for Nonprofit Corps., 6.40%, 11/15/2033                          1,000,000               1,015,110
   California Housing Finance Agency, VRN, 08/01/2031                                      5,000,000               5,000,000
   California Housing Finance Agency, VRN, 02/01/2034                                      2,000,000               2,000,000
   California Housing Finance Agency, VRN, 02/01/2035                                        410,000                 410,000
   California Rural Home Mortgage Finance Authority, 5.25%, 12/01/2024                     2,587,000               2,663,549
   California Rural Home Mortgage Finance Authority, 6.15%, 12/01/2029                     5,000,000               5,188,250
   California Statewide Communities Development Authority, 4.50%, 01/01/2006                 125,000                 127,500
   California Statewide Communities Development Authority, VRN, 12/01/2026                   500,000                 500,000
   California Statewide Communities Development Authority, VRN, 08/01/2039                   850,000                 850,000
   City of Escondido, VRN, 11/15/2036                                                        650,000                 650,000
   El Cajon Redevelopment Agency, 7.60%, 10/01/2020                                          525,000                 600,259
   Los Angeles Community Redevelopment Agency, VRN, 12/01/2038                               855,000                 855,000
   Sacramento County Housing Authority, 7.65%, 09/01/2015                                  1,425,000               1,556,642
   San Diego Family Housing, 1.15%, 07/01/2035 ++                                          1,500,000               1,500,000
   San Diego Redevelopment Agency, 2.30%, 09/01/2005                                         180,000                 180,211
   San Diego Redevelopment Agency, 3.00%, 09/01/2006                                         185,000                 185,677
   San Diego Redevelopment Agency, 3.50%, 09/01/2007                                         185,000                 186,151
   San Diego Redevelopment Agency, 4.00%, 09/01/2008                                         195,000                 197,297
   San Diego Redevelopment Agency, 4.30%, 09/01/2009                                         200,000                 201,160
   San Diego Redevelopment Agency, 6.25%, 09/01/2013                                       1,240,000               1,370,088
   San Francisco City & County Redevelopment Agency, VRN, 12/01/2038                         700,000                 700,000
                                                                                                               -------------
Total California                                                                                                  25,936,894
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
Colorado -- 0.12%
   Colorado Housing & Finance Authority, 7.125%, 10/01/2012                                  350,000                 371,126
   Colorado Housing & Finance Authority, VRN, 02/15/2028                                     250,000                 250,000
                                                                                                               -------------
Total Colorado                                                                                                       621,126
                                                                                                               -------------

Connecticut -- 1.53%
   Connecticut Housing Finance Authority, 2.17%, 11/15/2005                                  500,000                 497,585
   Connecticut Housing Finance Authority, 2.43%, 11/15/2005                                  425,000                 426,245
   Connecticut Housing Finance Authority, 3.49%, 11/15/2007                                  455,000                 459,104
   Connecticut Housing Finance Authority, 3.88%, 11/15/2008                                  465,000                 471,826
   Connecticut Housing Finance Authority, 5.34%, 11/15/2018                                  224,000                 232,671
   Connecticut Housing Finance Authority, 5.85%, 11/15/2022                                2,570,000               2,654,913
   Connecticut Housing Finance Authority, VRN, 05/15/2026                                  3,000,000               3,000,000
   Connecticut State Health & Educational Facilities Authority, 6.125%, 07/01/2018            95,000                  95,302
                                                                                                               -------------
Total Connecticut                                                                                                  7,837,646
                                                                                                               -------------

Delaware -- 0.17%
   Delaware State Housing Authority, 4.00%, 07/01/2020                                       870,000                 870,122
                                                                                                               -------------

Florida -- 2.48%
   Broward County Housing Finance Authority, 5.00%, 11/01/2008                               550,000                 570,647
   Collier County Housing Finance Authority, VRN, 07/15/2034                               1,895,000               1,895,000
   Florida Housing Finance Corp., 6.85%, 04/01/2021                                          355,000                 382,303
   Florida Housing Finance Corp., VRN, 01/01/2044                                          3,800,000               3,800,000
   Florida Housing Finance Corp., VRN, 01/01/2045                                            500,000                 500,000
   Hillsbourough County Finance Authority, VRN, 11/15/2031                                   600,000                 600,000
   Miami-Dade County Housing Finance Authority, 3.80%, 09/01/2012                            200,000                 195,364
   Miami-Dade County Housing Finance Authority, 4.00%, 06/01/2016                          1,610,000               1,508,924
   Miami-Dade County Housing Finance Authority, 4.625%, 11/01/2014                           325,000                 323,092
   Miami-Dade County Housing Finance Authority, 6.60%, 08/01/2016                            465,000                 494,876
   Miami-Dade County Housing Finance Authority, 7.15%, 01/01/2019                            300,000                 329,388
   Palm Beach County Housing Finance Authority Housing Revenue, 4.50%, 12/01/2015            500,000                 501,435
   Palm Beach County Housing Finance Authority Housing Revenue, 6.05%, 01/01/2022          1,480,000               1,522,136
   Palm Beach County Housing Finance Authority Housing Revenue, VRN, 06/15/2037              100,000                 100,000
                                                                                                               -------------
Total Florida                                                                                                     12,723,165
                                                                                                               -------------

Georgia -- 0.43%
   Fulton County Housing Authority, 6.30%, 10/15/2014                                        630,000                 664,656
   Georgia State Housing & Finance Authority, 4.55%, 06/01/2020                            1,550,000               1,559,362
                                                                                                               -------------
Total Georgia                                                                                                      2,224,018
                                                                                                               -------------

Idaho -- 0.12%
   Idaho Housing & Finance Association, 1.60%, 07/01/2006                                    100,000                  99,109
   Idaho Housing & Finance Association, VRN, 07/01/2035                                      500,000                 500,225
                                                                                                               -------------
Total Idaho                                                                                                          599,334
                                                                                                               -------------

Illinois -- 2.17%

   Illinois Housing Development Authority, 1.40%, 02/01/2006                                 200,000                 198,148
   Illinois Housing Development Authority, 1.45%, 08/01/2006                                 390,000                 385,051
   Illinois Housing Development Authority, 1.75%, 08/01/2007                                 455,000                 446,450
   Illinois Housing Development Authority, 4.55%, 12/01/2009                               3,000,000               3,077,250
   Illinois Housing Development Authority, 5.50%, 12/01/2014                               2,000,000               2,059,080
   Illinois Housing Development Authority, 7.80%, 09/01/2008                                 395,000                 423,677
   Illinois Housing Development Authority, 7.82%, 06/01/2022                               2,020,000               2,120,778
   Illinois Housing Development Authority, 8.28%, 09/01/2006                                  65,000                  68,810
   Illinois Housing Development Authority, VRN, 05/01/2027                                   500,000                 500,000
   Illinois Housing Development Authority, VRN, 08/01/2034                                 1,500,000               1,500,000
   Upper Illinois River Valley Development Authority, 7.85%, 02/01/2007                      300,000                 321,426
                                                                                                               -------------
Total Illinois                                                                                                    11,100,670
                                                                                                               -------------

Indiana -- 1.18%
   City of Elkhart, Indiana, 6.60%, 05/20/2014                                               465,000                 509,017
   Indiana Housing Finance Authority, 2.20%, 07/01/2007                                      475,000                 473,314
   Indiana Housing Finance Authority, 7.34%, 07/01/2030                                    4,680,000               5,061,326
                                                                                                               -------------
Total Indiana                                                                                                      6,043,657
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
Iowa -- 0.17%
   Iowa Finance Authority, 6.55%, 12/01/2015                                                 830,000                 893,727
                                                                                                               -------------

Kentucky -- 1.98%
   Kentucky Housing Corp., 5.45%, 07/01/2021                                                 100,000                 102,844
   Kentucky Housing Corp., 5.75%, 01/01/2012                                                 150,000                 157,567
   Kentucky Housing Corp., VRN, 01/01/2034                                                 4,900,000               4,900,000
   Kentucky Housing Corp., VRN, 07/01/2034                                                 5,000,000               5,000,000
                                                                                                               -------------
Total Kentucky                                                                                                    10,160,411
                                                                                                               -------------

Louisiana -- 0.11%
   Louisiana Housing Finance Agency, 5.04%, 06/01/2033                                       550,000                 574,855
                                                                                                               -------------

Maryland -- 0.98%
   Maryland Community Development Administration Department of Housing
     & Commmunity Development, VRN, 05/15/2036                                               4,000,000             4,000,000
   Maryland Community Development Administration Department of Housing
     & Commmunity Development, VRN, 06/15/2037                                               1,000,000             1,000,000
                                                                                                               -------------
                                                                                                                   5,000,000
                                                                                                               -------------

Massachusetts -- 1.09%
   Massachusetts Development Finance Agency, 4.85%, 09/01/2013                                25,000                  26,160
   Massachusetts Development Finance Agency, 5.50%, 09/01/2004                               280,000                 280,000
   Massachusetts Housing Finance Agency, 1.02%, 12/01/2004                                 3,000,000               2,996,820
   Massachusetts Housing Finance Agency, 3.15%, 06/01/2013                                   945,000                 906,501
   Massachusetts Housing Finance Agency, 5.50%, 07/01/2013                                 1,285,000               1,370,954
                                                                                                               -------------
Total Massachusetts                                                                                                5,580,435
                                                                                                               -------------

Michigan -- 0.73%
   City of Cheboygan, 6.93%, 08/01/2008                                                      225,000                 230,409
   Michigan State Housing Development Authority, VRN, 06/01/2034                           3,500,000               3,500,000
                                                                                                               -------------
Total Michigan                                                                                                     3,730,409
                                                                                                               -------------

Minnesota -- 0.20%
   Minnesota Housing Finance Agency, VRN, 07/01/2037                                       1,000,000               1,000,000
                                                                                                               -------------

Missouri -- 0.31%
   Missouri Housing Development Commission, 4.00%, 09/01/2023                              1,360,000               1,407,573
   Missouri Housing Development Commission, 6.00%, 03/01/2032                                 85,000                  89,280
   Missouri Housing Development Commission, 6.67%, 03/01/2029                                 65,000                  67,060
                                                                                                               -------------
Total Missouri                                                                                                     1,563,913
                                                                                                               -------------

Nevada -- 1.23%
   Nevada Housing Division, 3.83%, 10/01/2013                                              2,215,000               2,176,769
   Nevada Housing Division, 5.11%, 04/01/2017                                                235,000                 243,070
   Nevada Housing Division, 5.41%, 10/01/2014                                              1,095,000               1,129,876
   Nevada Housing Division, 5.70%, 10/01/2006                                              405,000.0                 412,067
   Nevada Housing Division, VRN, 04/01/2031                                                1,540,000               1,540,000
   Nevada Housing Division, VRN, 10/15/2035                                                  800,000                 800,000
                                                                                                               -------------
Total Nevada                                                                                                       6,301,782
                                                                                                               -------------

New Jersey -- 6.27%
   Camden County Improvement Authority, VRN, 07/01/2029                                    2,000,000               2,000,000
   City of Elizabeth, 7.00%, 08/01/2010                                                      115,000                 115,374
   City of Elizabeth, 7.18%, 08/01/2013                                                      125,000                 125,417
   New Jersey St Housing & Mortgage Finance Agency, 1.75%, 11/01/2005                        210,000                 210,166
   New Jersey St Housing & Mortgage Finance Agency, 8.07%, 05/01/2016                      1,260,000               1,334,655
   New Jersey St Housing & Mortgage Finance Agency, VRN, 10/01/2023                        2,000,000               2,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 11/01/2023                        1,480,000               1,480,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 11/01/2034                        1,650,000               1,650,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2033                        5,650,000               5,650,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2033                        3,000,000               3,000,000
   New Jersey St Housing & Mortgage Finance Agency, VRN, 05/01/2035                       11,500,000              11,500,000
   Union County Improvement Authority, 4.00%, 09/15/2008                                   3,000,000               3,046,890
                                                                                                               -------------
Total New Jersey                                                                                                  32,112,502
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
New Mexico -- 0.70%
   New Mexico Mortgage Finance Authority, 4.625%, 03/01/2013                                 535,000                 537,798
   New Mexico Mortgage Finance Authority, 7.58%, 09/01/2027                                2,880,000               3,031,258
                                                                                                               -------------
Total New Mexico                                                                                                   3,569,056
                                                                                                               -------------

New York -- 0.96%
   City of Binghamton, 7.00%, 08/01/2010                                                      90,000                  91,812
   City of Binghamton, 7.18%, 08/01/2013                                                     140,000                 143,062
   New York State Housing Finance Agency, 8.11%, 11/15/2038                                  170,000                 187,524
   New York State Housing Finance Agency, VRN, 05/15/2028                                    500,000                 500,000
   New York City Housing Development Corp. VRN, 06/15/2034                                 2,000,000               2,000,000
   New York State Housing Finance Agency, VRN, 05/15/2036                                  1,000,000               1,000,000
   New York State Housing Finance Agency, VRN, 11/01/2036                                  1,000,000               1,000,000
                                                                                                               -------------
Total New York                                                                                                     4,922,398
                                                                                                               -------------

North Carolina -- 0.63%
   North Carolina Housing Finance Agency/NC, 4.90%, 01/01/2024                             1,435,000               1,455,965
   North Carolina Housing Finance Agency/NC, VRN, 01/01/2035                               1,000,000               1,000,000
   North Carolina Housing Finance Agency/NC, VRN, 07/01/2032                                 750,000                 750,000
                                                                                                               -------------
Total North Carolina                                                                                               3,205,965
                                                                                                               -------------

Ohio -- 0.32%
   City of Cleveland, 2.48%, 11/01/2005                                                      500,000                 499,255
   County of Cuyahoga, 5.10%, 06/01/2018                                                     730,000                 719,313
   Ohio Housing Finance Agency, 5.25%, 9/01/2004                                             410,000                 410,000
                                                                                                               -------------
Total Ohio                                                                                                         1,628,568
                                                                                                               -------------

Oregon -- 0.17%
   Oregon State Facilities Authority, VRN, 12/15/2036                                        300,000                 300,000
   Portland Oregon Multiple Family, VRN, 12/15/2024                                          600,000                 600,000
                                                                                                               -------------
Total Oregon                                                                                                         900,000
                                                                                                               -------------

Pennsylvania -- 1.35%
   Allegheny County Residential Finance Authority, 5.75%, 10/20/2008                         605,000                 640,786
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                                    3,500,000               3,500,000
   Pennsylvania Housing Finance Agency, VRN, 07/01/2020                                    1,060,000               1,060,000
   Quakertown General Authority, 6.05%, 07/20/2017                                           830,000                 896,608
   York County Industrial Development Authority, 6.70%, 10/01/2012                           700,000                 788,319
                                                                                                               -------------
Total Pennsylvania                                                                                                 6,885,713
                                                                                                               -------------

South Dakota -- 0.30%
   South Dakota Housing Development Authority, VRN, 05/01/2032                             1,550,000               1,550,000
                                                                                                               -------------

Tennessee -- 0.20%
   Tennessee Housing Development Agency, 2.80%, 01/01/2007                                 1,000,000               1,003,120
                                                                                                               -------------

Texas -- 4.37%
   Bexar County Housing Finance Corp., 4.75%, 12/01/2007                                     440,000                 442,728
   Bexar County Housing Finance Corp., 5.50%, 02/20/2009                                     290,000                 301,719
   Bexar County Housing Finance Corp., VRN, 02/01/2037                                       760,000                 760,000
   Dallas Housing Finance Corp., VRN, 02/01/2037                                             750,000                 750,000
   Dallas Housing Finance Corp., VRN, 07/15/2037                                             500,000                 500,000
   Nueces County Housing Finance Corp., 8.25%, 07/01/2005                                     95,000                  97,924
   Tarrant County Housing Finance Corp., 4.50%, 12/01/2005                                   165,000                 168,420
   Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026                      8,455,000               9,029,686
   Texas Department of Housing & Community Affairs, VRN, 07/01/2022                        2,100,000               2,100,000
   Texas Public Finance Authority, 2.00%, 06/15/2005                                       2,000,000               2,000,140
   Texas Public Finance Authority, 2.125%, 12/15/2005                                      3,000,000               2,995,980
   Texas Public Finance Authority, 2.625%, 06/15/2006                                      3,000,000               3,001,230
   Travis County Housing Finance Corp., 3.75%, 06/01/2005                                    205,000                 206,554
                                                                                                               -------------
Total Texas                                                                                                       22,354,381
                                                                                                               -------------

CRA Qualified Investment Fund

Schedule of Investments (Unaudited)                              August 31, 2004
--------------------------------------------------------------------------------

                                                                                          Principal                Value
                                                                                        ------------           -------------
Utah -- 2.64%
   Utah Housing Corp, 3.48%, 07/01/2014                                                    2,000,000               2,021,560
   Utah Housing Corp, 3.52%, 07/01/2014                                                    2,000,000               2,014,400
   Utah Housing Corp, 4.87%, 07/20/2014                                                      200,000                 204,080
   Utah Housing Corp, 5.26%, 07/20/2018                                                      710,000                 727,920
   Utah Housing Corp, 6.10%, 07/20/2028                                                    4,250,000               4,437,085
   Utah Housing Corp, 6.21%, 07/20/2018                                                    1,150,000               1,232,685
   Utah Housing Corp, 6.25%, 07/20/2018                                                      810,000                 852,938
   Utah Housing Corp, VRN, 07/01/2033                                                      2,000,000               2,000,000
                                                                                                               -------------
Total Utah                                                                                                        13,490,668
                                                                                                               -------------

Virginia -- 7.30%
   Virginia Housing Development Authority, 4.82%, 03/01/2016                               1,280,000               1,251,290
   Virginia Housing Development Authority, 5.00%, 12/25/2032 +                             6,131,404               6,089,098
   Virginia Housing Development Authority, 5.50%, 06/26/2034 +                            18,931,561              19,245,825
   Virginia Housing Development Authority, 5.07%, 03/01/2023                               3,880,000               3,725,382
   Virginia Housing Development Authority, 6.00%, 05/01/2013                               1,000,000               1,071,860
   Virginia Housing Development Authority, 6.50%, 06/25/2032 +                             5,709,701               5,994,044
                                                                                                               -------------
Total Virginia                                                                                                    37,377,499
                                                                                                               -------------

Washington -- 1.18%
   State of Washington, 2.00%, 07/01/2005                                                    750,000                 749,505
   State of Washington, 3.4%, 07/01/2007                                                   1,000,000               1,005,870
   Washington State Housing Finance Commission, 6.03%, 01/01/2020                            760,000                 790,689
   Washington State Housing Finance Commission, 6.70%, 07/15/2018                          1,755,000               1,875,604
   Washington State Housing Finance Commission, VRN, 06/15/2037                            1,625,000               1,625,000
                                                                                                               -------------
Total Washington                                                                                                   6,046,668
                                                                                                               -------------

West Virginia -- 0.06%
   West Virginia Housing Development Fund/WV, 5.60%, 11/01/2009                              310,000                 325,190
                                                                                                               -------------

Wisconsin -- 0.10%
   Wisconsin Housing & Economic Development Authority/WI, VRN, 11/01/2033                    500,000                 500,000
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (Cost $237,972,596)                                                                        240,283,443
                                                                                                               -------------

MISCELLANEOUS INVESTMENTS -- 3.51%
   Asset Management Fund Adjustable Rate Mortgage Fund                                       622,831               6,134,889
   Asset Management Fund Ultra Short Fund                                                    615,658               6,088,856
   Evergreen Institutional Money Market Fund                                               5,360,972               5,360,972
   Louisville Community Development, 0.70%, 11/22/2004                                       100,000                 100,000
   Self Help Credit Union, 1.14%, 07/04/2004                                                 100,000                 100,000
   University Bank CD, 1.40%, 06/02/2004                                                     100,000                 100,000
   VTCU CD, 1.00%, 11/25/2004                                                                100,000                 100,000
                                                                                                               -------------
TOTAL MISCELLANEOUS INVESTMENTS (Cost $17,977,374)                                                                17,984,717
                                                                                                               -------------

TOTAL INVESTMENTS (Cost $546,380,019) -- 108.19%                                                                 553,715,075
                                                                                                               -------------

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (8.19)%                                                            (41,894,494)
                                                                                                               -------------

NET ASSETS -- 100%                                                                                             $ 511,820,581
                                                                                                               =============

+ Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at August 31, 2004, is $117,054,937, which represents 22.87% of the Fund's total net assets.

++ Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2004, these securities amounted to $1,500,000 which represents 0.29% of total net assets.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Community Reinvestment Act Qualified Investment Fund


By /s/ David K. Downes
   -----------------------------------
       David K. Downes

Date: October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David K. Downes
   -----------------------------------
       David K. Downes, President

Date: October 22, 2004

By /s/ David K. Downes
   -----------------------------------
       David K. Downes, Treasurer

Date: October 22, 2004